Annual Operating Expenses {- Fidelity® Municipal Income 2023 Fund} - 06.30 Fidelity Defined Maturity Funds AI Combo PRO-13 - Fidelity® Municipal Income 2023 Fund	Aug. 28, 2021
Fidelity Municipal Income 2023 Fund-Class A
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.10%
Total annual operating expenses	0.65%
Fidelity Municipal Income 2023 Fund - Class I
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.40%